Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
2016-6		HUD	1,481	301,542,495.74	100.00%	-	-	0.00%	-	-	0.00%	5	1,132,656.73	0.38%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-12*		BofA	1,393	245,422,991.75	100.00%	-	-	0.00%	-	-	0.00%	1	23,691.36	0.01%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-1		BANA	1,425	220,530,700.50	100.00%	-	-	0.00%	-	-	0.00%	2	385,982.10	0.18%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2017-4		Citi	916	59,745,962.43	100.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%	1	29,767.15	0.05%
2018-1		Citi	1,033	57,422,018.56	100.00%	-	-	0.00%	-	-	0.00%	1	59,770.62	0.10%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-2		Credit Suisse	460	66,084,550.33	100.00%	-	-	0.00%	-	-	0.00%	1	163,624.41	0.25%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2018-5**		Capital One	973	231,397,346.31	100.00%	6	999,615.84	0.43%	7	347,085.07	0.15%	3	850,442.69	0.37%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			7,681	1,182,146,065.62	100.00%	6	999,615.84	0.08%	7	347,085.07	0.03%	13	2,616,167.91	0.22%	0	0.00	0.00%	-	-	0.00%	1	29,767.15	0.00%

* Pending since Q2 2017
** Repurchases completed in Q2 2019, after the end of the Q1 2019 reporting period.